Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (103,149)	$ (76,899)	$ (250,009)
Adjustments to Reconcile Net Loss to Net Cash
Depreciation and amortization	52
Accounts receivable	1,835	(37,899)
Other receivables		805
Advances to suppliers	46,268	(122,385)
Accounts payable		12,626
Payroll payable	121	299
Taxes payable	2,292	217
Other payables	(88,712)	200
Net Cash Provided by (Used in) Operating Activities	(164,696)	154,992
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from related parties	177,564	49,062
Repayments to related parties		(144,301)
Net Cash Provided by (Used in) Financing Activities	177,564	(95,239)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(1,868)
Net Cash Used in Investing Activities	(1,868)
Effect Of Exchange Rate Changes On Cash	(51)	(3,400)
Net Increase in Cash	10,949	56,353
Cash, beginning of the period	3,058	15,005	15,005
Cash, end of the period	14,007	71,358	$ 3,058
Supplemental Disclosure of Cash Flow Information:
Interest	9	17
Income taxes
Nonrelated Party [Member]
Adjustments to Reconcile Net Loss to Net Cash
Advances from customers - related party	151,455	7,215
Related Party [Member]
Adjustments to Reconcile Net Loss to Net Cash
Advances from customers - related party	$ (174,858)	$ 370,813